Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Disclosure of Detailed Information about Assets and Liabilities Held for Sale
Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2019	2018
Assets held for sale
Cash	$2	$—
Accounts receivable	4	—
Property, plant and equipment	77	—

	$83	$—

Liabilities related to assets held for sale
Accounts payable and accrued liabilities	$6	$—
Decommissioning liability	7	—

	$13	$—